DERIVATIVE INSTRUMENTS (Details) - USD ($) $ in Thousands	6 Months Ended		12 Months Ended
	Jun. 30, 2017	Jun. 30, 2016	Dec. 31, 2016
Derivative Instruments, Gain (Loss) [Line Items]
Outstanding forward contracts, notional amount	$ 3,390		$ 6,548
Unrealized gain arising during the period from foreign currency derivative contracts	477	$ 84	7
Realized gain arising during the period from foreign currency derivative contracts	158	24
Fair value of outstanding forward contracts	326		$ 7
Operating Expense [Member]
Derivative Instruments, Gain (Loss) [Line Items]
Realized gain arising during the period from foreign currency derivative contracts	$ 158	$ 24